Document and Entity Information	9 Months Ended
Jul. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Comp Services, Inc.
Entity Central Index Key	0001537689
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jul. 31, 2013
Entity Filer Category	Smaller Reporting Company